9. Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Notes
9. Commitments and Contingencies

9. Commitments and Contingencies

As at December 31, 2020, the Company entered into an amendment to the Bonanza investment agreement whereby Goldrock would guarantee up to $600,000 of any remaining needed investment contribution to the Bonanza project , for which the Company would be committed to repay to Goldrock as part of their 40% capital contribution to the project.  Refer to Note 10.